Tangible and intangible assets	12 Months Ended
Dec. 31, 2025
Tangible and intangible assets [Abstract]
Tangible and intangible assets
Note 7. Tangible and intangible assets
Tangible assets are depreciated using the straight-line method over their estimated useful lives. The right-of-use assets according to IFRS 16 Leases are accounted for as tangible assets when the underlying assets are tangible assets. SEK accounts for right-of-use assets for rental premises as tangible assets. Intangible assets consist of the capitalized portion of investments in IT systems. The average useful life for intangible assets is 5 years. Average useful lives are evaluated and reconsidered on a yearly basis. An annual impairment test is performed on intangible assets not yet used.

Skr mn	Dec 31, 2025	Dec 31, 2024	Dec 31, 2023
Carrying amount
Tangible assets	34	32	34
Right-of-use assets	86	96	123
Intangible assets	38	50	88
Total carrying amount	158	178	245
Depreciation and impairment during the year according to the Consolidated Statement of Comprehensive Income	-64	-84	-88
For disclosures on right-of-use assets see Note 8.